CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Company
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

35.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

The following is the condensed financial information of the Company on a non-consolidated basis:

(a)	Condensed statements of financial position

	December 31,
	2020	2021	2021
	CNY	CNY	US$

ASSETS

NON-CURRENT ASSETS
Right-of-use assets	1,079	360	57

TOTAL NON-CURRENT ASSETS	1,079	360	57

CURRENT ASSETS
Amounts due from subsidiaries	9,404	136,120	21,416
Cash and cash equivalents	58	17,017	2,677
Financial assets at fair value through profit or loss	138,674	—	—

TOTAL CURRENT ASSETS	148,136	153,137	24,093

TOTAL ASSETS	149,215	153,497	24,150

	December 31,
	2020	2021	2021
	CNY	CNY	US$

LIABILITIES AND EQUITY
NON-CURRENT LIABILITIES
Deferred tax liabilities	9,964	—	—
Lease liabilities	347	—	—

TOTAL NON-CURRENT LIABILITIES	10,311	—	—

CURRENT LIABILITIES
Other payables and accruals	2,273	4,335	681
Due to the Shareholder	7,149	—	—
Due to related companies	2,780	2,690	423
Lease liabilities	745	373	59
Derivative financial liabilities	—	1,710	269

TOTAL CURRENT LIABILITIES	12,947	9,108	1,432

TOTAL LIABILITIES	23,258	9,108	1,432

EQUITY
Issued capital	368,395	428,882	67,478
Other capital reserves	847,839	860,168	135,335
Accumulated losses	(1,074,563)	(1,118,038)	(175,906)
Other comprehensive loss	(15,714)	(26,623)	(4,189)

TOTAL EQUITY	125,957	144,389	22,718

TOTAL LIABILITIES AND EQUITY	149,215	153,497	24,150

(b)	Condensed statements of profit or loss

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$

Administrative expenses	(3,814)	(5,243)	(10,059)	(1,583)
Finance costs	—	(38)	(162)	(25)
Interest income	1	—	—	—
Fair value gain/(loss) on financial instruments, net	—	31,334	(38,349)	(6,034)
(Loss)/profit before income tax	(3,813)	26,053	(48,570)	(7,642)
Income tax (expense)/benefit	—	(5,170)	5,095	802
(Loss)/profit for the year	(3,813)	20,883	(43,475)	(6,840)

(c)	Condensed statements of cash flows

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(3,294)	(3,269)	(6,076)	(956)
Net cash flows used in investing activities	(21)	(216)	(10,297)	(1,620)
Net cash flows from financing activities	—	1,982	34,089	5,363
NET (DECREASE)/INCREASE IN CASH	(3,315)	(1,503)	17,716	2,787
CASH AT BEGINNING OF THE YEAR	4,122	811	58	9
Net foreign exchange differences	4	750	(757)	(119)
CASH AT END OF THE YEAR	811	58	17,017	2,677

The above financial statements have been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of Regulation S-X, which require the presentation of condensed financial information as to the financial position, results of operations and cash flows of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries and the parent's equity in the undistributed earnings of 50% or less owned persons, accounted for by the equity method, together exceed 25% of the consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2021, CNY178,394 (US$27,224) of the restricted capital and reserves were not available for distribution, and therefore, the condensed financial information of the Company has been presented for the years ended December 31, 2019, 2020 and 2021.

In the parent-company-only financial statements, the Company's investments in subsidiaries are stated at cost less accumulated impairment. The carrying amount of the investment in subsidiaries as of December 31, 2020 and 2021 was nil. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company does not have any significant commitments or long-term obligations as of any of the years presented, except for those disclosed in the consolidated financial statements.

During the years ended December 31, 2019, 2020 and 2021, no cash dividends were declared and paid by the Company.